Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 136,339	$ 49,102
Restricted cash	4,435	5,050
Accounts receivable, net	29,266	16,455
Biological assets	46,049	31,791
Inventory, net	136,605	49,555
Loans receivable, short-term	2,438	644
Other current assets	6,622	6,741
Total current assets	361,754	159,338
Non-current assets:
Property and equipment, net	195,231	155,839
Right-of-use assets	92,169	46,696
Intangible assets, net	195,518	94,206
Loans receivable, long-term	21,224	18,633
Investments	4,360	1,278
Goodwill	451,861	137,719
Deferred tax asset	7,299	1,761
Other non-current assets	3,708	1,084
Total non-current assets	971,370	457,216
TOTAL ASSETS	1,333,124	616,554
Current liabilities:
Accounts payable and other accrued expenses	86,326	62,834
Short-term borrowings	15,046
Income tax payable	49,411	15,198
Current portion of lease liabilities	24,742	12,019
Deferred consideration, contingent consideration and other payables	19,115	59,940
Derivative liabilities, short-term		178
Total current liabilities	194,640	150,169
Long-term liabilities:
Long-term notes payable and loans payable	169,475	550
Derivative liabilities, long-term	30,129	15,243
Lease liabilities	145,320	82,856
Deferred tax liability	52,998	23,212
Deferred consideration and contingent consideration	7,247	21,901
Other long-term liabilities	8,557
Total long-term liabilities	413,726	143,762
TOTAL LIABILITIES	608,366	293,931
SHAREHOLDERS' EQUITY:
Share capital	826,341	275,851
Contributed surplus	34,923	25,863
Accumulated other comprehensive loss	(621)
Accumulated deficit	(286,197)	(114,632)
Equity of Cresco Labs Inc.	574,446	187,082
Non-controlling interests	150,312	135,541
TOTAL SHAREHOLDERS' EQUITY	724,758	322,623
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,333,124	$ 616,554